CONSOLIDATED BALANCE SHEETS $ in Thousands, $ in Thousands	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
ASSETS
Cash and cash equivalents	$ 10,465,888	$ 1,344,659	$ 11,688,383
Cash held on behalf of clients	113,398,356	14,569,444	68,639,816
Restricted cash	2,510	322	1,121
Term deposit			4,990
Short-term investments	6,688,871	859,388	2,411,074
Securities purchased under agreements to resell	507,767	65,238	316,301
Loans and advances - current (net of allowance of HK$85,252 thousand and HK$374,604 thousand as of December 31, 2024 and 2025, respectively)	64,607,370	8,300,768	49,695,691
Receivables:
Clients	838,521	107,733	534,077
Brokers	18,459,373	2,371,664	17,224,387
Clearing organizations	5,522,472	709,529	3,277,063
Fund management companies and fund distributors	1,997,086	256,586	1,210,472
Interest	852,186	109,489	597,483
Amounts due from related parties	$ 6,780	$ 871	$ 61,200
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid assets	$ 77,960	$ 10,016	$ 63,497
Other current assets	225,478	28,969	160,330
Total current assets	223,650,618	28,734,676	155,885,885
Operating lease right-of-use assets	569,939	73,226	253,212
Long-term investments	615,220	79,044	573,190
Loans and advances - non-current	139,668	17,945	18,805
Other non-current assets	3,461,431	444,726	2,025,841
Total non-current assets	4,786,258	614,941	2,871,048
Total assets	228,436,876	29,349,617	158,756,933
LIABILITIES
Amounts due to related parties	$ 67,143	$ 8,627	$ 79,090
Other Liability, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Payables:
Clients	$ 125,249,957	$ 16,092,141	$ 72,379,135
Brokers	38,678,396	4,969,408	43,697,746
Clearing organizations	750,964	96,484	503,396
Fund management companies and fund distributors	1,277,467	164,129	507,076
Interest	62,527	8,033	86,964
Borrowings	12,143,237	1,560,166	5,702,259
Securities sold under agreements to repurchase	4,743,096	609,394	2,574,659
Lease liabilities - current	200,089	25,707	144,357
Accrued expenses and other current liabilities	4,527,129	581,646	4,936,805
Total current liabilities	187,700,005	24,115,735	130,611,487
Lease liabilities - non-current	393,843	50,603	132,924
Other non-current liabilities	21,906	2,816	8,061
Total non-current liabilities	415,749	53,419	140,985
Total liabilities	188,115,754	24,169,154	130,752,472
Commitments and Contingencies (Note 26)
SHAREHOLDERS' EQUITY
Additional paid-in capital	19,158,175	2,461,446	18,807,369
Treasury stock (144,498,392 and 144,498,392 shares as of December 31, 2024 and 2025, respectively)	(5,199,257)	(668,002)	(5,199,257)
Accumulated other comprehensive (loss)/income	51,503	6,617	(249,916)
Retained earnings	25,990,667	3,339,285	14,652,946
Total shareholders' equity	40,001,188	5,139,358	28,011,241
Non-controlling interests	319,934	41,105	(6,780)
Total equity	40,321,122	5,180,463	28,004,461
Total liabilities and equity	228,436,876	29,349,617	158,756,933
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	73	9	72
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 27	$ 3	$ 27